Cash, Cash Equivalents and Short-Term Investments	12 Months Ended
Jul. 31, 2019
Categories of current financial assets [abstract]
Cash, Cash Equivalents and Short-Term Investments

4. Cash, Cash Equivalents and Short-Term Investments

Cash and cash equivalents are highly liquid investments with a maturity of 3 months or less. Short term investments are comprised of liquid investments with maturities of less than 12 months. Short term investments are recognized initially at fair value and subsequently adjusted to fair value through profit or loss. The comparative period of July 31, 2018 has been restated – see note 26.

			July 31, 2019	July 31, 2018
			Total	Total
	Interest rate			(Restated–
				see note 26)
Operating cash	–		$5,993	$66,438
High interest savings accounts	1.45%–2.10%		107,575	32,604
Total cash and cash equivalents			$113,568	$99,042

Term deposits & GIC	2.85%–4.25%	maturity of 3 to 12 months	$25,937	$145,747
Total short-term investments			$25,937	$145,747

Interest income earned in the period amounted to $5,187 (July 31, 2018 - $2,115).